Leases - Summary of Quantitative Information About Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Adjustments required under IFRS 16 [Abstract]
Total lease liabilities recognized under IFRS 16 at April 1, 2019	$ 178,892
IFRS 16 [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance as at March 31, 2019			$ 161,919
Recognition exemption
Leases with remaining life of less than 12 months		$ (523)
Adjustments required under IFRS 16 [Abstract]
Practical expedient for maintenance charges		15,225
Lease commencement after transition date		(5,823)
Others		(2,593)
Leased assets (other than premises) recognized as required by the new standard		638
Gross lease liability before discounting		168,843
Effect of discounting using incremental borrowing rate		(35,602)
Discounted lease liability		133,241
Lease liability with respect to exercising reasonably certain extension options		61,544
Total lease liabilities recognized under IFRS 16 at April 1, 2019		$ 194,785